Management compensation (Tables)	12 Months Ended
Jun. 30, 2018
Management Compensation
Schedule of expenses with management compensation

The expenses with Management compensation were recorded under “General and administrative expenses”, as follows:

	2018	2017	2016
Board of directors and executive board compensation	2,491	3,528	2,756
Bonuses	6,856	5,957	4,483
Total compensation	9,347	9,485	7,239

Schedule of changes in the stock option plan

The table below presents the changes in the stock option plan per grant:

	Second grant	Third grant	Total
Outstanding on July 1, 2017	109,054	109,054	218,108
Exercised	(109,054)	(109,054)	(218,108)
Exercisable on June 30, 2018	—	—